Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS

NOTE 6. FINANCE COSTS

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Bank overdraft and borrowing interest	1,170	18,186	-
Interest on revolving loan	-	-	12,525
Interest on operating lease liability	-	91,629	66,373
Interest on convertible promissory notes (Note 20)	417,452	524,069	1,416,390
	418,622	633,884	1,495,288